Restatement of Previously Issued Financial Statements	6 Months Ended
Jun. 30, 2021
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

In April 2021, the Company concluded that, because of a misapplication of the accounting guidance related to its Public and Private Placement warrants the Company issued in January 2021, the Company’s previously issued balance sheet as of January 14, 2021 on Form 8-K filed with SEC on January 21, 2021 should no longer be relied upon. As such, the Company restated its balance sheet included in that Form 8-K as shown below.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on January 14, 2021, the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheet, and after discussion and evaluation, management, in consultation with its Audit Committee, concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.

Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for Warrants issued on January 14, 2021, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.

Impact of the Restatement

The impact to the balance sheet dated January 14, 2021, filed on Form 8-K on January 21, 2021 related to the impact of accounting for public and private warrants as liabilities at fair value resulted in a $7.0 million increase to the warrant liabilities line item on January 14, 2021 and offsetting decrease to the Class A common stock subject to redemption mezzanine equity line item. Transaction costs of the IPO of $355,750 were allocated to expense associated with the warrant liability, which is reflected in the change to the accumulated deficit line. There is no change to total stockholders’ equity at any reported balance sheet date.

	As of January 14, 2021
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet as of January 14, 2021
Total assets	$117,645,054	$—	$117,645,045
Liabilities and stockholders’ equity
Total current liabilities	$267,540	$—	$267,540
Stock warrant liabilities	—	7,025,183	7,025,183
Total liabilities	$4,488,040	7,025,183	11,513,223
Class A common stock, $0.0001 par value; shares subject to possible redemption	108,157,010	(7,025,183)	101,131,827
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Common stock - $0.0001 par value	398	81	479
Additional paid-in-capital	5,003,838	355,669	5,359,507
Accumulated deficit	(4,232)	(355,750)	(359,982)
Total stockholders’ equity	5,000,004	—	5,000,004
Total liabilities and stockholders’ equity	$117,645,054	$—	$117,645,054